UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: JUNE 30, 2014        (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG SouthernSun Small Cap Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Shares	Value
Common Stocks - 92.6%
Consumer Discretionary - 10.9%
Columbia Sportswear Co.	260,000	$21,489,000
Iconix Brand Group, Inc.*	1,124,000	48,264,560
Thor Industries, Inc.	498,471	28,348,046
Total Consumer Discretionary		98,101,606
Consumer Staples - 10.5%
Darling Ingredients, Inc.*	2,337,035	48,844,032
Sanderson Farms, Inc.	468,560	45,544,032
Total Consumer Staples		94,388,064
Energy - 9.7%
CARBO Ceramics, Inc.	308,330	47,519,820
Newfield Exploration Co.*	893,300	39,483,860
Total Energy		87,003,680
Health Care - 9.4%
Centene Corp.*	591,515	44,724,449
Hill-Rom Holdings, Inc.	949,714	39,422,628
Total Health Care		84,147,077
Industrials - 37.4%
AGCO Corp.	756,496	42,530,205
The Brink’s Co.	1,079,931	30,475,653
Chicago Bridge & Iron Co., N.V.	620,570	42,322,874
Clean Harbors, Inc.*	636,835	40,916,649
IDEX Corp.	431,200	34,815,088
Nordson Corp.	302,699	24,273,433
The Timken Co.	577,400	39,170,816
Trinity Industries, Inc.	925,420	40,459,362
URS Corp.	898,675	41,204,249
Total Industrials		336,168,329
Information Technology - 9.2%
Broadridge Financial Solutions, Inc.	900,600	37,500,984
Diebold, Inc.	1,111,531	44,650,200
Total Information Technology		82,151,184
Materials - 5.5%
Intrepid Potash, Inc.*,1	1,538,645	25,787,690
Koppers Holdings, Inc.	623,013	23,830,247
Total Materials		49,617,937
Total Common Stocks (cost $578,074,241)		831,577,877

	Principal Amount	Value
Short-Term Investments - 9.6%
Repurchase Agreements - 2.1%[2]
Barclays Capital, dated 06/30/14, due 07/01/14, 0.030%, total to be received $961,561 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.125%, 06/30/19 - 06/30/21, totaling $980,791)	$961,560	$961,560
Cantor Fitzgerald Securities, Inc., dated 06/30/14, due 07/01/14, 0.130%, total to be received $4,568,156 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/14 - 04/20/64, totaling $4,659,502)	4,568,139	4,568,139
Daiwa Capital Markets America, dated 06/30/14, due 07/01/14, 0.140%, total to be received $4,568,157 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 01/01/17 - 03/01/48, totaling $4,659,502)	4,568,139	4,568,139
HSBC Securities USA, Inc., dated 06/30/14, due 07/01/14, 0.070%, total to be received $4,568,148 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.375%, 07/10/14 - 08/15/42, totaling $4,659,515)	4,568,139	4,568,139
Nomura Securities, Inc., dated 06/30/14, due 07/01/14, 0.110%, total to be received $4,568,153 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 07/01/14 - 07/15/56, totaling $4,659,502)	4,568,139	4,568,139
Total Repurchase Agreements		19,234,116

	Shares
Other Investment Companies - 7.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	67,265,626	67,265,626
Total Short-Term Investments (cost $86,499,742)		86,499,742
Total Investments - 102.2% (cost $664,573,983)		918,077,619
Other Assets, less Liabilities - (2.2)%		(19,539,326)
Net Assets - 100.0%		$898,538,293

AMG SouthernSun U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Shares	Value
Common Stocks - 91.2%
Consumer Discretionary - 12.0%
Hanesbrands, Inc.	337,610	$33,234,328
Polaris Industries, Inc.	150,765	19,635,634
Thor Industries, Inc.	345,365	19,640,908
Total Consumer Discretionary		72,510,870
Consumer Staples - 5.2%
Darling Ingredients, Inc.*	1,519,665	31,760,998
Energy - 9.8%
Newfield Exploration Co.*	729,690	32,252,298
Tidewater, Inc.	483,595	27,153,859
Total Energy		59,406,157
Health Care - 5.0%
Centene Corp.*	404,380	30,575,172
Industrials - 42.3%
The ADT Corp.	764,935	26,726,829
AGCO Corp.	513,660	28,877,965
Chicago Bridge & Iron Co., N.V.	443,505	30,247,041
Clean Harbors, Inc.*	498,080	32,001,640
Flowserve Corp.	364,595	27,107,638
IDEX Corp.	325,685	26,295,807
The Timken Co.	408,355	27,702,803

	Shares	Value
Trinity Industries, Inc.	661,550	$28,922,966
URS Corp.	627,435	28,767,895
Total Industrials		256,650,584
Information Technology - 9.9%
Broadridge Financial Solutions, Inc.	659,255	27,451,378
The Western Union Co.	1,882,745	32,646,798
Total Information Technology		60,098,176
Materials - 4.5%
MeadWestvaco Corp.	609,415	26,972,708
Utilities - 2.5%
OGE Energy Corp.	387,760	15,153,661
Total Common Stocks (cost $478,060,471)		553,128,326
Short-Term Investments - 10.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $61,585,272)	61,585,272	$61,585,272
Total Investments - 101.3% (cost $539,645,743)		614,713,598
Other Assets, less Liabilities - (1.3)%		(7,892,366)
Net Assets - 100.0%		$606,821,232

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG SouthernSun Small Cap Fund	$665,246,693	$253,280,449	$(449,523)	$252,830,926
AMG SouthernSun U.S. Equity Fund	539,666,770	77,026,425	(1,979,597)	75,046,828

*	Non-income producing security.
[1]	Some or all of these securities, amounting to a market value of $18,848,291, or 2.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of June 30, 2014, the securities in the AMG SouthernSun U.S. Equity Fund were all valued using Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun Small Cap Fund
Investments in Securities
Common Stocks	$831,577,877	—	—	$831,577,877
Short-Term Investments
Repurchase Agreements	—	$19,234,116	—	19,234,116
Other Investment Companies	67,265,626	—	—	67,265,626

Total Investments in Securities	$898,843,503	$19,234,116	—	$918,077,619

As of June 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG SOUTHERNSUN SMALL CAP FUND AMG SOUTHERNSUN U.S. EQUITY FUND

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: August 22, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: August 22, 2014